STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)				5 Months Ended	7 Months Ended	12 Months Ended
	Feb. 16, 2016	Aug. 27, 2015	May 18, 2015	Oct. 17, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015		May 12, 2016	Dec. 31, 2014
Common stock, authorized					100,000,000	100,000,000	100,000,000		100,000,000
Common stock par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, issued					44,784,000	55,454,000	44,784,000
Common stock, outstanding					44,784,000	55,454,000	44,784,000
Number of common stock issued						5,000,000
Value of common stock issued						$ 375,000
Total consideration						$ 2,032,275	$ 491,862
Preferred stock, authorized					25,000,000	25,000,000	25,000,000
Preferred stock par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued									0
Preferred stock, outstanding									0
Number of common stock returned						4,975,000
Number of common stock held						25,000
Percentage of outstanding shares						91.00%
Share based expenses						$ 144,000	$ 288,000	[1]
Date of acquisition agreement						May 12, 2016
Proceeds on common stock issued, net of expenses						$ 375,000	2,990,000	[1]
Share issue expenses							388,700
Notes payable					$ 103,320	526,750	103,320
Restricted Stock [Member]
Share based expenses						$ 288,000
QPAGOS Corporation - Parent Company [Member]
Share based expenses							288,000
Proceeds on common stock issued, net of expenses							2,990,000
QPAGOS Corporation - Parent Company [Member] | Convertible Notes Payable [Member]
Notes payable										$ 2,324,422
QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Share based expenses							$ 0
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Common stock par value (in dollars per share)						$ 0.0001
Number of common stock others						2
Number of common stock held						49,929,000
Percentage of outstanding shares						91.00%
Date of acquisition agreement						May 12, 2016
Asiya Pearls, Inc [Member]
Number of common stock issued						5,000,000
Number of capital stock converted into each common stock						2
Number of common stock returned						4,975,000
Number of common stock held						25,000
Consultants and Advisors [Member] | QPAGOS Corporation - Parent Company [Member]
Number of share issued for services		9,238,628					4,918,628
Number of shares pre merger		4,619,314					2,459,314
Total consideration							$ 491,862
Common shares per unit (in dollars per share)					$ 0.10		$ 0.10
Common shares pre merger (in dollars per share)					0.20		$ 0.20
Consultants and Advisors [Member] | QPAGOS Corporation - Parent Company [Member] | Reverse Merger Transaction [Member]
Number of share issued for services							1,667,150
Number of shares pre merger							833,575
Common shares per unit (in dollars per share)					0.10		$ 0.10
Common shares pre merger (in dollars per share)					0.20		$ 0.20
Consultants and Advisors [Member] | QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Number of share issued for services							4,320,000
Number of shares pre merger							2,160,000
Total consideration							$ 432,000
Common shares per unit (in dollars per share)					0.10		$ 0.10
Common shares pre merger (in dollars per share)					$ 0.20		$ 0.20
Debt Holder [Member] | QPAGOS Corporation - Parent Company [Member] | Reverse Merger Transaction [Member]
Number of pre-merger common units acquired					29,094,222		29,094,222
Number of pre-merger common units					14,547,111		14,547,111
Common shares per unit (in dollars per share)					$ 0.10		$ 0.10
Common shares pre merger (in dollars per share)					$ 0.20		$ 0.20
Notes payable					$ 2,909,423		$ 2,909,423
Private Placement Agreement And Individual Securities Purchase Agreements [Member] | Investor [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Number of pre-merger common units acquired					4,784,000		4,784,000
Number of pre-merger common units					2,392,000		2,392,000
Common shares per unit acquired (in dollars per share)					$ 0.625		$ 0.625
Common shares per unit (in dollars per share)					$ 1.25		$ 1.25
Description of each unit					Each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $0.625 ($1.25 pre-merger) per share.
Proceeds on common stock issued, net of expenses					$ 2,601,300
Share issue expenses					$ 388,700
Private Placement Agreement And Individual Securities Purchase Agreements [Member] | Placement Agent [Member] | QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Number of pre-merger common units acquired					1,435,200		1,435,200
Number of pre-merger common units					717,600		717,600
Private Placement Agreement [Member] | Placement Agent [Member] | QPAGOS Corporation - Parent Company [Member]
Percentage of fee received on gross proceeds			10.00%
Percentage of expense recovery fee			3.00%
Description of issuance of warrrants			The Placement Agent was issued warrants equal to 15% of the total number of shares issued to the investors, on the same terms and conditions of those units issued to investors.
Private Placement Agreement [Member] | Placement Agent [Member] | QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Number of pre-merger common units acquired					717,600		717,600
Number of pre-merger common units					358,800		358,800
Common shares per unit acquired (in dollars per share)					$ 0.625		$ 0.625
Common shares per unit (in dollars per share)					$ 1.25		$ 1.25
Description of each unit					Each unit consisting of a warrant to purchase one share of common stock at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger) per share.
Consulting Agreements [Member] | Gibbs Investment Holdings, Gibbs International, Eurosa, Inc. and Robert Skaff [Member]
Number of share converted	5,145,000
Amount of shares converted	$ 2,032,275
Consulting Agreements [Member] | Gibbs Investment Holdings, Gibbs International, Eurosa, Inc. and Robert Skaff [Member] | QPAGOS Corporation - Parent Company [Member]
Number of share issued for services	2,572,500
Subscription Agreement [Member] | QPAGOS Corporation - Parent Company [Member]
Number of common stock issued				500,000
Value of common stock issued				$ 375,000
Employment Agreement [Member] | Mr. Gaston Pereira [Member] | QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Number of common stock issued							2,880,000
Value of common stock issued							$ 288,000
Number of shares pre merger							1,440,000
Description of vesting							These shares are restricted and were fully vested April 30, 2016
Common shares per unit acquired (in dollars per share)					$ 0.10		$ 0.10
Employment Agreement [Member] | Chief Operating Officer [Member] | QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Number of common stock issued							1,440,000
Value of common stock issued							$ 144,000
Number of shares pre merger							720,000
Description of vesting							These shares are restricted and were fully vested April 30, 2016
Common shares per unit acquired (in dollars per share)					$ 0.10		$ 0.10

[1]	As Restated